Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 84.57%
Energy: 14.19%
Energy equipment & services: 4.33%
Baker Hughes Co. Class A	800,000	$36,432,000
SLB Ltd.	1,000,000	38,380,000
		74,812,000
Oil, gas & consumable fuels: 9.86%
Antero Resources Corp.†	200,000	6,892,000
Cheniere Energy, Inc.	195,000	37,906,050
Devon Energy Corp.	700,000	25,641,000
EOG Resources, Inc.	180,000	18,901,800
EQT Corp.	220,000	11,792,000
ONEOK, Inc.	390,000	28,665,000
Targa Resources Corp.	220,000	40,590,000
		170,387,850
Financials: 1.51%
Banks: 1.51%
PNC Financial Services Group, Inc.	125,000	26,091,250
Health care: 6.79%
Biotechnology: 1.68%
AbbVie, Inc.	65,000	14,851,850
Neurocrine Biosciences, Inc.†	100,000	14,183,000
		29,034,850
Health care equipment & supplies: 2.48%
Boston Scientific Corp.†	450,000	42,907,500
Pharmaceuticals: 2.63%
Eli Lilly & Co.	3,000	3,224,040
Merck & Co., Inc.	400,000	42,104,000
		45,328,040
Industrials: 22.51%
Aerospace & defense: 5.42%
ATI, Inc.†	270,000	30,985,200
Curtiss-Wright Corp.	93,000	51,268,110
HEICO Corp.	35,000	11,325,650
		93,578,960
Commercial services & supplies: 2.20%
Cintas Corp.	90,000	16,926,300
Clean Harbors, Inc.†	90,000	21,103,200
		38,029,500
Electrical equipment: 6.77%
AMETEK, Inc.	145,000	29,769,950
Eaton Corp. PLC	60,000	19,110,600
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Electrical equipment(continued)
Emerson Electric Co.	315,000	$41,806,800
Regal Rexnord Corp.	55,000	7,717,600
Vertiv Holdings Co. Class A	115,000	18,631,150
		117,036,100
Machinery: 5.20%
Crane Co.	15,008	2,767,926
Flowserve Corp.	320,000	22,201,600
ITT, Inc.	95,000	16,483,450
Oshkosh Corp.	20,000	2,512,600
Parker-Hannifin Corp.	17,000	14,942,320
Timken Co.	190,000	15,984,700
Westinghouse Air Brake Technologies Corp.	70,000	14,941,500
		89,834,096
Professional services: 2.92%
Leidos Holdings, Inc.	280,000	50,512,000
Information technology: 34.60%
Electronic equipment, instruments & components: 9.55%
Amphenol Corp. Class A	605,000	81,759,700
Crane NXT Co.	90,000	4,236,300
Jabil, Inc.	145,000	33,062,900
Teledyne Technologies, Inc.†	90,000	45,965,700
		165,024,600
IT services: 2.75%
International Business Machines Corp.	160,000	47,393,600
Semiconductors & semiconductor equipment: 19.93%
Advanced Micro Devices, Inc.†	360,000	77,097,600
Broadcom, Inc.	130,000	44,993,000
Marvell Technology, Inc.	585,000	49,713,300
Micron Technology, Inc.	470,000	134,142,700
NVIDIA Corp.	200,000	37,300,000
Synaptics, Inc.†	15,000	1,110,300
		344,356,900
Software: 2.37%
Adobe, Inc.†	25,000	8,749,750
Autodesk, Inc.†	5,000	1,480,050
Microsoft Corp.	5,000	2,418,100
Synopsys, Inc.†	60,295	28,321,767
		40,969,667
Materials: 0.45%
Chemicals: 0.45%
Westlake Corp.	105,000	7,763,700
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Utilities: 4.52%
Electric utilities: 0.78%
NRG Energy, Inc.	85,000	$13,535,400
Gas utilities: 0.63%
Atmos Energy Corp.	65,000	10,895,950
Independent power and renewable electricity producers: 1.73%
Vistra Corp.	185,000	29,846,050
Multi-utilities: 1.38%
CenterPoint Energy, Inc.	70,000	2,683,800
CMS Energy Corp.	140,000	9,790,200
DTE Energy Co.	75,000	9,673,500
NiSource, Inc.	40,000	1,670,400
		23,817,900
Total common stocks (Cost $856,889,680)		1,461,155,913

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.19%
Basic materials: 0.89%
Iron/steel: 0.89%
Cleveland-Cliffs, Inc.144A	6.75%	4-15-2030	$15,000,000	15,425,722
Consumer, cyclical: 0.45%
Retail: 0.45%
Genuine Parts Co.	6.88	11-1-2033	7,000,000	7,778,448
Consumer, non-cyclical: 3.39%
Commercial services: 0.51%
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,724,952
Food: 0.82%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,996,775
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,109,900
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	2,020,000
				14,126,675
Healthcare-services: 1.66%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,716,994
DaVita, Inc.144A	4.63	6-1-2030	7,550,000	7,341,544
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,386,422
IQVIA, Inc.144A	6.25	6-1-2032	7,000,000	7,314,427
				28,759,387
Household products/wares: 0.40%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,854,292
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,063,672
				6,917,964
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 1.41%
REITs: 1.41%
Iron Mountain, Inc.144A	4.50%	2-15-2031	$12,350,000	$11,772,729
Iron Mountain, Inc.144A	6.25	1-15-2033	5,000,000	5,041,833
SBA Communications Corp.	3.13	2-1-2029	8,000,000	7,652,361
				24,466,923
Industrial: 4.83%
Aerospace/defense: 1.16%
ATI, Inc.	7.25	8-15-2030	6,532,000	6,900,908
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,940,332
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,161,676
				20,002,916
Electrical components & equipment: 0.77%
WESCO Distribution, Inc.144A	6.38	3-15-2033	12,716,000	13,276,573
Electronics: 0.50%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,682,254
Engineering & construction: 0.56%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,601,409
Environmental control: 0.91%
Clean Harbors, Inc.144A	6.38	2-1-2031	14,000,000	14,407,736
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,308,084
				15,715,820
Machinery-diversified: 0.65%
ESAB Corp.144A	6.25	4-15-2029	11,015,000	11,325,810
Packaging & containers: 0.28%
Ball Corp.	2.88	8-15-2030	2,000,000	1,849,213
Sealed Air Corp.144A	5.00	4-15-2029	3,000,000	3,019,728
				4,868,941
Technology: 0.63%
Semiconductors: 0.63%
Synaptics, Inc.144A	4.00	6-15-2029	11,185,000	10,827,889
Utilities: 2.59%
Electric: 2.59%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	1,002,693
NRG Energy, Inc.144A	6.00	1-15-2036	10,000,000	10,132,434
NRG Energy, Inc.144A	6.25	11-1-2034	14,000,000	14,378,210
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,849,336
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,414,240
				44,776,913
Total corporate bonds and notes (Cost $245,172,426)				245,278,596
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 0.57%
Basic materials: 0.19%
Chemicals: 0.19%
Methanex Corp.	5.25%	12-15-2029	$3,293,000	$3,323,048
Industrial: 0.10%
Electronics: 0.10%
Sensata Technologies BV144A	4.00	4-15-2029	1,779,000	1,735,758
Technology: 0.28%
Computers: 0.28%
Seagate Data Storage Technology Pte. Ltd.144A	3.13	7-15-2029	1,500,000	1,320,627
Seagate Data Storage Technology Pte. Ltd.144A	4.09	6-1-2029	3,488,000	3,418,005
				4,738,632
Total yankee corporate bonds and notes (Cost $9,877,840)				9,797,438

		Yield	Shares
Short-term investments: 0.23%
Investment companies: 0.23%
Allspring Government Money Market Fund Select Class♠∞		3.71	3,885,062	3,885,062
Total short-term investments (Cost $3,885,062)				3,885,062
Total investments in securities (Cost $1,115,825,008)	99.56%			1,720,117,009
Other assets and liabilities, net	0.44			7,686,254
Total net assets	100.00%			$1,727,803,263

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,477,966	$84,404,771	$(101,997,675)	$0	$0	$3,885,062	3,885,062	$95,843
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 5

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$245,199,850	$0	$0	$245,199,850
Financials	26,091,250	0	0	26,091,250
Health care	117,270,390	0	0	117,270,390
Industrials	388,990,656	0	0	388,990,656
Information technology	597,744,767	0	0	597,744,767
Materials	7,763,700	0	0	7,763,700
Utilities	78,095,300	0	0	78,095,300
Corporate bonds and notes	0	245,278,596	0	245,278,596
Yankee corporate bonds and notes	0	9,797,438	0	9,797,438
Short-term investments
Investment companies	3,885,062	0	0	3,885,062
Total assets	$1,465,040,975	$255,076,034	$0	$1,720,117,009
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Diversified Capital Builder Fund